Investments in Other Companies (Details Textual) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in Other Companies (Textual)
Investments in other companies	$ 48,442	$ 42,252	$ 35,771	$ 30,314
Artikos Chile S. A. [Member]
Investments in Other Companies (Textual)
Ownership interest	50.00%	50.00%
Servipag Ltda. [Member]
Investments in Other Companies (Textual)
Ownership interest	50.00%	50.00%